RISK MANAGEMENT - Liquidity Risk - Percentages in each country (Details) - Colombia	12 Months Ended
Dec. 31, 2023
Checking account and Savings accounts
Disclosure of financial assets [line items]
Percentage of deposits to be maintained as reserves	8.00%
Time deposits up to eighteen months
Disclosure of financial assets [line items]
Percentage of deposits to be maintained as reserves	3.50%
Time deposits over than eighteen months
Disclosure of financial assets [line items]
Percentage of deposits to be maintained as reserves	0.00%